Document And Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	APTEVO THERAPEUTICS INC.
Entity Central Index Key	0001671584
Entity Emerging Growth Company	false
Entity File Number	001-37746
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1567056
Entity Address, Address Line One	2401 4th Avenue
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	(206)
Local Phone Number	838-0500
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	APVO
Security Exchange Name	NASDAQ